SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Modification of redeemable convertible preferred shares, Inventories, Cost of revenue and Selling expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Minimum amendment changes from fair value of redeemable convertible preferred shares	10.00%	10.00%
Fees incurred to franchisees	$ 845,727	¥ 5,502,555	¥ 0
Advertising expenses	2,367	15,401	15,089	¥ 6,957
Shipping and handling costs	31,341	203,916	74,022	¥ 1,130
Retail store occupancy costs	$ 10,828	¥ 70,450	¥ 0